Notes Payable Related Party - Additional Information (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2021 PromissoryNote	Sep. 30, 2018 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) PromissoryNote	Dec. 31, 2018 USD ($) PromissoryNote	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 USD ($)
Notes Payable Related Party [Line Items]
Number of unsecured promissory notes | PromissoryNote	2
Unamortized debt discount amount related party				$ (49,000)	$ (141,000)
Repayment of related party debt					6,000,000
Property plant and equipment financed through notes payable related party				$ 300,000	$ 3,100,000
C To C Lines Of Credit
Notes Payable Related Party [Line Items]
Repayment of long term line of credit			$ 1,500,000
Former Shareholder And Director | March Two Thousand And Nineteen Unsecured Notes | Benjamin Atkins
Notes Payable Related Party [Line Items]
Long term debt term				24 months
Related party transaction interest rate				8.00%
Debt instrument face value						$ 300,000
Unamortized debt discount amount related party				$ 10,092
Former Shareholder And Director | March Two Thousand And Nineteen Unsecured Notes | Benjamin Atkins | Discount Rate
Notes Payable Related Party [Line Items]
Debt instrument measurement input				0.12
Former Shareholder And Director | April Two Thousand And Eighteen Unsecured Notes | Benjamin Atkins
Notes Payable Related Party [Line Items]
Long term debt term					24 months
Related party transaction interest rate					8.00%
Debt instrument face value			200,000
Unamortized debt discount amount related party					$ 6,232
Former Shareholder And Director | April Two Thousand And Eighteen Unsecured Notes | Benjamin Atkins | Discount Rate
Notes Payable Related Party [Line Items]
Debt instrument measurement input					0.12
Former Shareholder And Director | June Two Thousand And Eighteen Unsecured Notes | Benjamin Atkins
Notes Payable Related Party [Line Items]
Long term debt term					24 months
Related party transaction interest rate					8.00%
Debt instrument face value							$ 300,000
Unamortized debt discount amount related party					$ 10,276
Former Shareholder And Director | June Two Thousand And Eighteen Unsecured Notes | Benjamin Atkins | Discount Rate
Notes Payable Related Party [Line Items]
Debt instrument measurement input					0.12
Former Shareholder And Director | November Two Thousand And Eighteen Unsecured Notes | Benjamin Atkins
Notes Payable Related Party [Line Items]
Number of unsecured promissory notes | PromissoryNote					2
Long term debt term					24 months
Related party transaction interest rate					8.00%
Debt instrument face value					$ 500,000
Unamortized debt discount amount related party					$ 18,624
Former Shareholder And Director | November Two Thousand And Eighteen Unsecured Notes | Benjamin Atkins | Discount Rate
Notes Payable Related Party [Line Items]
Debt instrument measurement input					0.12
Clearwater GPC | April Two Thousand And Eighteen Unsecured Notes
Notes Payable Related Party [Line Items]
Long term debt term					24 months
Related party transaction interest rate					12.00%
Debt instrument face value			$ 6,000,000.0
Repayment of related party debt		$ 6,000,000.0
Tranch Four LLC And Kim River | May Two Thousand And Eighteen Unsecured Notes
Notes Payable Related Party [Line Items]
Number of unsecured promissory notes | PromissoryNote				2
Debt instrument extended maturity term				1 year
Debt instrument maturity period				2021-05
Long term debt term								24 months
Related party transaction interest rate					12.00%
Debt instrument face value								$ 12,000,000.0
Unsecured Promissory Notes
Notes Payable Related Party [Line Items]
Debt instrument extended maturity term	1 year
Debt instrument maturity period	2022-05			2021-05